Exhibit 99

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	10

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,778,540.61

Principal:
Principal Collections	$23,338,616.23
Prepayments in Full	$12,220,567.02
Liquidation Proceeds	$616,918.14
Recoveries	$3,527.06

Sub Total	$36,179,628.45

Collections	$39,958,169.06

Purchase Amounts:
Purchase Amounts Related to Principal	$144,832.04
Purchase Amounts Related to Interest	$587.90

Sub Total	$145,419.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$40,103,589.00

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	10

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,103,589.00
Servicing Fee	$887,824.73	$887,824.73	$0.00	$0.00	$39,215,764.27
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,215,764.27
Interest—Class A-2 Notes	$131,264.47	$131,264.47	$0.00	$0.00	$39,084,499.80
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$38,810,239.80
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$38,521,767.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,521,767.30
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$38,444,133.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,444,133.30
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$38,386,221.30
Third Priority Principal Payment	$4,760,487.28	$4,760,487.28	$0.00	$0.00	$33,625,734.02
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$33,554,370.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,554,370.02
Regular Principal Payment	$27,890,445.09	$27,890,445.09	$0.00	$0.00	$5,663,924.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,663,924.93
Residual Released to Depositor	$0.00	$5,663,924.93	$0.00	$0.00	$0.00

Total		$40,103,589.00

Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,760,487.28
Regular Principal Payment	$27,890,445.09

Total	$32,650,932.37

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,650,932.37	$93.88	$131,264.47	$0.38	$32,782,196.84	$94.26
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$32,650,932.37	$23.40	$900,906.97	$0.65	$33,551,839.34	$24.04

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$231,643,189.76	0.6660241	$198,992,257.39	0.5721457
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$975,623,189.76	0.6991309	$942,972,257.39	0.6757333

Pool Information
Weighted Average APR		4.265%		4.258%
Weighted Average Remaining Term		49.87		49.05
Number of Receivables Outstanding		51,682		50,659
Pool Balance		$1,065,389,681.39		$1,028,823,965.75
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$976,702,120.58		$943,502,702.48
Pool Factor		0.7149348		0.6903972

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$15,432,359.49
Yield Supplement Overcollateralization Amount	$85,321,263.27
Targeted Overcollateralization Amount	$85,851,708.36
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$85,851,708.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		112	$244,764.52
(Recoveries)		23	$3,527.06

Net Losses for Current Collection Period			$241,237.46
Cumulative Net Losses Last Collection Period			$2,043,001.46

Cumulative Net Losses for all Collection Periods			$2,284,238.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	495	$10,245,308.20
61-90 Days Delinquent	0.10%	42	$1,007,619.80
91-120 Days Delinquent	0.02%	10	$236,330.07
Over 120 Days Delinquent	0.03%	14	$357,607.80

Total Delinquent Receivables	1.15%	561	$11,846,865.87

Repossession Inventory:
Repossessed in the Current Collection Period		35	$772,398.04
Total Repossessed Inventory		45	$1,081,889.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3158%
Preceding Collection Period			0.3611%
Current Collection Period			0.2765%
Three Month Average			0.3178%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0984%
Preceding Collection Period			0.1026%
Current Collection Period			0.1303%
Three Month Average			0.1104%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer